SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Disaggregation of Revenue	REVENUE BY TYPE

	2019	2018	2017
Revenue
Product	$614,384	$699,158	$645,402
Recurring and other services	99,129	94,444	45,325
	$713,513	$793,602	$690,727

Schedule of revenue by geographical region	REVENUE BY GEOGRAPHICAL REGION

	2019	2018	2017
Americas	$300,104	$314,169	$227,905
Europe, Middle East and Africa	147,091	167,812	168,400
Asia-Pacific	266,318	311,621	294,422
	$713,513	$793,602	$690,727

Schedule of property and equipment by geographical region	PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2019	2018
Americas	$27,168	$26,045
Europe, Middle East and Africa	5,594	9,027
Asia-Pacific	7,162	4,770
	$39,924	$39,842